Loans and Related Allowance for Credit Losses	12 Months Ended
Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Related Allowance for Credit Losses

Note 5: Loans and Related Allowance for Credit Losses
Table 5.1 presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include unearned income, net deferred loan fees or costs, and unamortized discounts and premiums. These amounts were less than 1% of our total loans outstanding at December 31, 2022 and 2021.
Outstanding balances exclude accrued interest receivable on loans, except for certain revolving loans, such as credit card loans.
See Note 7 (Intangible Assets and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income. During 2022, we reversed accrued interest receivable of $29 million for our commercial portfolio segment and $143 million for our consumer portfolio segment, compared with $44 million and $175 million, respectively, for 2021.

Table 5.1: Loans Outstanding

(in millions)	Dec 31, 2022	Dec 31, 2021
Commercial and industrial	$386,806	350,436
Commercial real estate	155,802	147,825
Lease financing	14,908	14,859
Total commercial	557,516	513,120
Residential mortgage	269,117	258,888
Credit card	46,293	38,453
Auto	53,669	56,659
Other consumer	29,276	28,274
Total consumer	398,355	382,274
Total loans	$955,871	895,394
Our non-U.S. loans are reported by respective class of financing receivable in the table above. Substantially all of our non-U.S. loan portfolio is commercial loans. Table 5.2 presents total non-U.S. commercial loans outstanding by class of financing receivable.

Table 5.2: Non-U.S. Commercial Loans Outstanding

(in millions)	Dec 31, 2022	Dec 31, 2021
Commercial and industrial	$78,981	77,365
Commercial real estate	7,619	8,652
Lease financing	670	680
Total non-U.S. commercial loans	$87,270	86,697
Loan Concentrations
Loan concentrations may exist when there are amounts loaned to borrowers engaged in similar activities or similar types of loans extended to a diverse group of borrowers that would cause them to be similarly impacted by economic or other conditions. Commercial and industrial loans and lease financing to borrowers in the financials except banks industry represented 15% and 16% of total loans at December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021, we did not have concentrations representing 10% or more of our total loan portfolio in the commercial real estate (CRE) portfolios (real estate mortgage and real estate construction) by state or property type. Residential mortgage loans to borrowers in the state of California represented 12% of total loans at both December 31, 2022 and 2021. These California loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 4% of total loans at both December 31, 2022 and 2021. We continuously monitor changes in real estate values and underlying economic or market conditions for all geographic areas of our residential mortgage portfolio as part of our credit risk management process.
Some of our residential mortgage loans include an interest-only feature as part of the loan terms. These interest-only loans were approximately 2% and 3% of total loans at December 31, 2022 and 2021, respectively. Substantially all of these interest-only loans at origination were considered to be prime or near prime. We do not offer option adjustable-rate mortgage (ARM) products, nor do we offer variable-rate mortgage products with fixed payment amounts, commonly referred to within the financial services industry as negative amortizing mortgage loans.
Loan Purchases, Sales, and Transfers
Table 5.3 presents the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale. The table excludes loans for which we have elected the fair value option and government insured/guaranteed residential mortgage – first lien loans because their loan activity normally does not impact the ACL.
Table 5.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2022			2021
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Purchases	$740	5	745	380	6	386
Sales and net transfers (to)/from LHFS	(3,182)	(1,135)	(4,317)	(4,084)	(243)	(4,327)
Unfunded Credit Commitments
Unfunded credit commitments are legally binding agreements to lend to customers with terms covering usage of funds, contractual interest rates, expiration dates, and any required collateral. Our commercial lending commitments include, but are not limited to, (i) commitments for working capital and general corporate purposes, (ii) financing to customers who warehouse financial assets secured by real estate, consumer, or corporate loans, (iii) financing that is expected to be syndicated or replaced with other forms of long-term financing, and (iv) commercial real estate lending. We also originate multipurpose lending commitments under which commercial customers have the option to draw on the facility in one of several forms, including the issuance of letters of credit, which reduces the unfunded commitment amounts of the facility.
The maximum credit risk for these commitments will generally be lower than the contractual amount because these commitments may expire without being used or may be cancelled at the customer’s request. We may reduce or cancel lines of credit in accordance with the contracts and applicable law. Certain commitments either provide us with funding discretion or are subject to loan agreements with covenants regarding the financial performance of the customer or borrowing base formulas that must be met before we are required to fund the commitment. Our credit risk monitoring activities include managing the amount of commitments, both to individual customers and in total, and the size and maturity structure of these commitments. We do not recognize an ACL for commitments that are unconditionally cancellable at our discretion.
We issue commercial letters of credit to assist customers in purchasing goods or services, typically for international trade. At December 31, 2022 and 2021, we had $1.8 billion and $1.5 billion, respectively, of outstanding issued commercial letters of credit. See Note 17 (Guarantees and Other Commitments) for additional information on issued standby letters of credit.
We may be a fronting bank, whereby we act as a representative for other lenders, and advance funds or provide for the issuance of letters of credit under syndicated loan or letter of credit agreements. Any advances are generally repaid in less than a week and would normally require default of both the customer and another lender to expose us to loss.
The contractual amount of our unfunded credit commitments, including unissued letters of credit, is summarized in Table 5.4. The table excludes issued letters of credit and is presented net of commitments syndicated to others, including the fronting arrangements described above.
Table 5.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2022	Dec 31, 2021
Commercial and industrial	$457,473	388,162
Commercial real estate	29,518	31,458
Total commercial	486,991	419,620
Residential mortgage (1)	39,155	60,439
Credit card	145,526	130,743
Other consumer (2)	69,244	75,919
Total consumer	253,925	267,101
Total unfunded credit commitments	$740,916	686,721
(1)Includes lines of credit totaling $35.5 billion and $45.6 billion as of December 31, 2022 and 2021, respectively.
(2)Primarily includes securities-based lines of credit.
Allowance for Credit Losses
Table 5.5 presents the allowance for credit losses (ACL) for loans, which consists of the allowance for loan losses and the allowance for unfunded credit commitments. The ACL for loans decreased
$179 million from December 31, 2021, reflecting reduced uncertainty around the economic impact of the COVID-19 pandemic on our loan portfolio. This decrease was partially offset by loan growth and a less favorable economic environment.

Table 5.5: Allowance for Credit Losses for Loans

	Year ended December 31,
($ in millions)	2022	2021
Balance, beginning of period	$13,788	19,713
Provision for credit losses	1,544	(4,207)
Interest income on certain loans (1)	(108)	(145)
Loan charge-offs:
Commercial and industrial	(307)	(517)
Commercial real estate	(21)	(99)
Lease financing	(27)	(46)
Total commercial	(355)	(662)
Residential mortgage	(175)	(260)
Credit card	(1,195)	(1,189)
Auto	(734)	(497)
Other consumer	(407)	(423)
Total consumer	(2,511)	(2,369)
Total loan charge-offs	(2,866)	(3,031)
Loan recoveries:
Commercial and industrial	224	299
Commercial real estate	32	46
Lease financing	20	22
Total commercial	276	367
Residential mortgage	238	277
Credit card	344	389
Auto	312	316
Other consumer	88	108
Total consumer	982	1,090
Total loan recoveries	1,258	1,457
Net loan charge-offs	(1,608)	(1,574)
Other	(7)	1
Balance, end of period	$13,609	13,788
Components:
Allowance for loan losses	$12,985	12,490
Allowance for unfunded credit commitments	624	1,298
Allowance for credit losses	$13,609	13,788
Net loan charge-offs as a percentage of average total loans	0.17%	0.18
Allowance for loan losses as a percentage of total loans	1.36	1.39
Allowance for credit losses for loans as a percentage of total loans	1.42	1.54
(1)Loans with an allowance measured by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize changes in allowance attributable to the passage of time as interest income.
Table 5.6 summarizes the activity in the ACL by our commercial and consumer portfolio segments.

Table 5.6: Allowance for Credit Losses for Loans Activity by Portfolio Segment

	Year ended December 31,
	2022			2021
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of period	$7,791	5,997	13,788	11,516	8,197	19,713
Provision for credit losses	(721)	2,265	1,544	(3,373)	(834)	(4,207)
Interest income on certain loans (1)	(29)	(79)	(108)	(58)	(87)	(145)
Loan charge-offs	(355)	(2,511)	(2,866)	(662)	(2,369)	(3,031)
Loan recoveries	276	982	1,258	367	1,090	1,457
Net loan charge-offs	(79)	(1,529)	(1,608)	(295)	(1,279)	(1,574)
Other	(6)	(1)	(7)	1	—	1
Balance, end of period	$6,956	6,653	13,609	7,791	5,997	13,788
(1)Loans with an allowance measured by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize changes in allowance attributable to the passage of time as interest income.
Credit Quality
We monitor credit quality by evaluating various attributes and utilize such information in our evaluation of the appropriateness of the ACL for loans. The following sections provide the credit quality indicators we most closely monitor. The credit quality indicators are generally based on information as of our financial statement date.
COMMERCIAL CREDIT QUALITY INDICATORS We manage a consistent process for assessing commercial loan credit quality. Commercial loans are generally subject to individual risk assessment using our internal borrower and collateral quality ratings, which is our primary credit quality indicator. Our ratings are aligned to regulatory definitions of pass and criticized categories with the criticized segmented among special mention, substandard, doubtful and loss categories.
Table 5.7 provides the outstanding balances of our commercial loan portfolio by risk category and credit quality information by origination year for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified in a troubled debt restructuring (TDR). At December 31, 2022, we had $532.4 billion and $25.1 billion of pass and criticized commercial loans, respectively.
Table 5.7: Commercial Loan Categories by Risk Categories and Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
(in millions)	2022	2021	2020	2019	2018	Prior
December 31, 2022
Commercial and industrial
Pass	$61,646	31,376	11,128	13,656	3,285	5,739	247,594	842	375,266
Criticized	872	1,244	478	505	665	532	7,244	—	11,540
Total commercial and industrial	62,518	32,620	11,606	14,161	3,950	6,271	254,838	842	386,806
Commercial real estate
Pass	38,022	38,709	16,564	16,409	10,587	16,159	6,765	150	143,365
Criticized	2,785	2,794	965	2,958	1,088	1,688	159	—	12,437
Total commercial real estate	40,807	41,503	17,529	19,367	11,675	17,847	6,924	150	155,802
Lease financing
Pass	4,543	3,336	1,990	1,427	765	1,752	—	—	13,813
Criticized	330	275	190	169	94	37	—	—	1,095
Total lease financing	4,873	3,611	2,180	1,596	859	1,789	—	—	14,908
Total commercial loans	$108,198	77,734	31,315	35,124	16,484	25,907	261,762	992	557,516
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans	Total
	2021	2020	2019	2018	2017	Prior
December 31, 2021
Commercial and industrial
Pass	$65,562	15,193	20,553	7,400	3,797	13,985	211,452	679	338,621
Criticized	1,657	884	1,237	1,256	685	551	5,528	17	11,815
Total commercial and industrial	67,219	16,077	21,790	8,656	4,482	14,536	216,980	696	350,436
Commercial real estate
Pass	44,091	19,987	23,562	14,785	7,830	16,355	6,453	5	133,068
Criticized	3,972	1,385	3,561	2,068	943	2,428	400	—	14,757
Total commercial real estate	48,063	21,372	27,123	16,853	8,773	18,783	6,853	5	147,825
Lease financing
Pass	4,100	3,012	2,547	1,373	838	1,805	—	—	13,675
Criticized	284	246	282	184	86	102	—	—	1,184
Total lease financing	4,384	3,258	2,829	1,557	924	1,907	—	—	14,859
Total commercial loans	$119,666	40,707	51,742	27,066	14,179	35,226	223,833	701	513,120
Table 5.8 provides days past due (DPD) information for commercial loans, which we monitor as part of our credit risk management practices; however, delinquency is not a primary credit quality indicator for commercial loans.

Table 5.8: Commercial Loan Categories by Delinquency Status

	Still accruing			Nonaccrual loans	Total commercial loans
(in millions)	Current-29 DPD	30-89 DPD	90+ DPD
December 31, 2022
Commercial and industrial	$384,164	1,313	583	746	386,806
Commercial real estate	153,877	833	134	958	155,802
Lease financing	14,623	166	—	119	14,908
Total commercial loans	$552,664	2,312	717	1,823	557,516
December 31, 2021
Commercial and industrial	$348,033	1,217	206	980	350,436
Commercial real estate	146,084	464	29	1,248	147,825
Lease financing	14,568	143	—	148	14,859
Total commercial loans	$508,685	1,824	235	2,376	513,120

CONSUMER CREDIT QUALITY INDICATORS  We have various classes of consumer loans that present unique credit risks. Loan delinquency, Fair Isaac Corporation (FICO) credit scores and loan-to-value (LTV) for residential mortgage loans are the primary credit quality indicators that we monitor and utilize in our evaluation of the appropriateness of the ACL for the consumer loan portfolio segment.
Many of our loss estimation techniques used for the ACL for loans rely on delinquency-based models; therefore, delinquency is an important indicator of credit quality in the establishment of our ACL for consumer loans. Credit quality information is provided with the year of origination for term loans. Revolving loans may convert to term loans as a result of a contractual provision in the original loan agreement or if modified in a TDR.
We obtain FICO scores at loan origination and the scores
are generally updated at least quarterly, except in limited circumstances, including compliance with the Fair Credit Reporting Act (FCRA). FICO scores are not available for certain loan types or may not be required if we deem it unnecessary due to strong collateral and other borrower attributes.
Table 5.9 provides the outstanding balances of our residential mortgage loans by our primary credit quality indicators.
Payment deferral activities in the residential mortgage portfolio instituted in response to the COVID-19 pandemic could continue to delay the recognition of delinquencies for residential mortgage customers who otherwise would have moved into past due status. For additional information on customer accommodations in response to the COVID-19 pandemic, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.
LTV refers to the ratio comparing the loan’s outstanding balance to the property’s collateral value. Combined LTV (CLTV) refers to the combination of first lien mortgage and junior lien mortgage (including unused line amounts for credit line products) ratios. We obtain LTVs and CLTVs using a cascade approach which first uses values provided by automated valuation models (AVMs) for the property. If an AVM is not available, then the value is estimated using the original appraised value adjusted by the change in Home Price Index (HPI) for the property location. If an HPI is not available, the original appraised value is used. The HPI value is normally the only method considered for high value properties, generally with an original value of $1 million or more, as the AVM values have proven less accurate for these properties. Generally, we obtain available LTVs and CLTVs on a quarterly basis. Certain loans do not have an LTV or CLTV due to a lack of industry data availability and portfolios acquired from or serviced by other institutions.

Table 5.9: Credit Quality Indicators for Residential Mortgage Loans by Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2022	2021	2020	2019	2018	Prior			Total
December 31, 2022
By delinquency status:
Current-29 DPD	$48,581	65,705	37,289	20,851	6,190	61,680	11,031	6,913	258,240
30-89 DPD	65	66	32	33	21	683	58	159	1,117
90+ DPD	6	17	15	25	15	530	32	260	900
Government insured/guaranteed loans (1)	9	59	133	148	200	8,311	—	—	8,860
Total residential mortgage	$48,661	65,847	37,469	21,057	6,426	71,204	11,121	7,332	269,117
By FICO:
740+	$43,976	61,450	35,221	19,437	5,610	51,551	8,664	4,139	230,048
700-739	3,245	2,999	1,419	941	314	4,740	1,159	1,021	15,838
660-699	1,060	851	438	306	169	2,388	567	656	6,435
620-659	211	248	106	82	50	1,225	223	349	2,494
<620	59	81	44	46	28	1,323	227	466	2,274
No FICO available	101	159	108	97	55	1,666	281	701	3,168
Government insured/guaranteed loans (1)	9	59	133	148	200	8,311	—	—	8,860
Total residential mortgage	$48,661	65,847	37,469	21,057	6,426	71,204	11,121	7,332	269,117
By LTV/CLTV:
0-80%	$40,869	64,613	37,145	20,744	6,155	62,593	10,923	7,188	250,230
80.01-100%	7,670	1,058	112	97	30	107	109	97	9,280
>100% (2)	48	20	13	6	3	23	28	16	157
No LTV available	65	97	66	62	38	170	61	31	590
Government insured/guaranteed loans (1)	9	59	133	148	200	8,311	—	—	8,860
Total residential mortgage	$48,661	65,847	37,469	21,057	6,426	71,204	11,121	7,332	269,117
	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2021	2020	2019	2018	2017	Prior
December 31, 2021
By delinquency status:
Current-29 DPD	$70,022	41,547	24,917	7,686	13,755	62,276	16,131	6,099	242,433
30-89 DPD	139	34	32	12	28	558	60	111	974
90+ DPD	1	79	76	75	98	1,458	114	422	2,323
Government insured/guaranteed loans (1)	14	134	209	349	364	12,088	—	—	13,158
Total residential mortgage	$70,176	41,794	25,234	8,122	14,245	76,380	16,305	6,632	258,888
By FICO:
740+	$64,616	39,168	23,259	7,009	12,584	51,881	12,448	3,568	214,533
700-739	4,129	1,671	1,127	399	766	5,007	1,684	972	15,755
660-699	980	489	358	193	301	2,720	853	653	6,547
620-659	187	122	93	50	55	1,420	352	370	2,649
<620	61	28	40	30	58	1,597	391	467	2,672
No FICO available	189	182	148	92	117	1,667	577	602	3,574
Government insured/guaranteed loans (1)	14	134	209	349	364	12,088	—	—	13,158
Total residential mortgage	$70,176	41,794	25,234	8,122	14,245	76,380	16,305	6,632	258,888
By LTV/CLTV:
0-80%	$69,511	41,070	24,419	7,544	13,677	63,544	15,300	6,243	241,308
80.01-100%	486	437	474	147	134	394	711	283	3,066
>100% (2)	15	41	34	15	10	99	186	66	466
No LTV available	150	112	98	67	60	255	108	40	890
Government insured/guaranteed loans (1)	14	134	209	349	364	12,088	—	—	13,158
Total residential mortgage	$70,176	41,794	25,234	8,122	14,245	76,380	16,305	6,632	258,888
(1)Government insured or guaranteed loans represent loans whose repayments are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $3.2 billion and $5.7 billion at December 31, 2022 and 2021, respectively.
(2)Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.
Table 5.10 provides the outstanding balances of our credit card loan portfolio by primary credit quality indicators.
The revolving loans converted to term loans in the credit card loan category represent credit card loans with modified terms that require payment over a specific term.
Table 5.10: Credit Quality Indicators for Credit Card

	December 31, 2022			December 31, 2021
	Revolving loans	Revolving loans converted to term loans		Revolving loans	Revolving loans converted to term loans
(in millions)			Total			Total
By delinquency status:
Current-29 DPD	$45,131	223	45,354	37,686	192	37,878
30-89 DPD	457	27	484	294	12	306
90+ DPD	441	14	455	263	6	269
Total credit cards	$46,029	264	46,293	38,243	210	38,453
By FICO:
740+	$16,681	19	16,700	14,240	19	14,259
700-739	10,640	37	10,677	9,254	39	9,293
660-699	9,573	55	9,628	7,934	52	7,986
620-659	4,885	45	4,930	3,753	38	3,791
<620	4,071	107	4,178	2,945	61	3,006
No FICO available	179	1	180	117	1	118
Total credit cards	$46,029	264	46,293	38,243	210	38,453
Table 5.11 provides the outstanding balances of our Auto and Other consumer loan portfolios by primary credit quality indicators.
Table 5.11: Credit Quality Indicators for Auto and Other Consumer by Vintage

	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2022	2021	2020	2019	2018	Prior			Total
December 31, 2022
By delinquency status:
Auto
Current-29 DPD	$19,101	19,126	7,507	4,610	1,445	421	—	—	52,210
30-89 DPD	218	585	253	167	69	45	—	—	1,337
90+ DPD	23	56	22	13	4	4	—	—	122
Total auto	$19,342	19,767	7,782	4,790	1,518	470	—	—	53,669
Other consumer
Current-29 DPD	$3,718	1,184	341	240	63	83	23,431	117	29,177
30-89 DPD	17	12	2	3	1	2	14	8	59
90+ DPD	5	5	1	1	—	1	13	14	40
Total other consumer	$3,740	1,201	344	244	64	86	23,458	139	29,276
By FICO:
Auto
740+	$9,361	8,233	3,193	2,146	664	166	—	—	23,763
700-739	3,090	3,033	1,287	788	238	64	—	—	8,500
660-699	2,789	2,926	1,163	641	192	58	—	—	7,769
620-659	2,021	2,156	796	421	130	47	—	—	5,571
<620	2,062	3,389	1,316	756	263	126	—	—	7,912
No FICO available	19	30	27	38	31	9	—	—	154
Total auto	$19,342	19,767	7,782	4,790	1,518	470	—	—	53,669
Other consumer
740+	$1,908	546	174	112	21	50	1,660	43	4,514
700-739	726	216	62	44	10	13	568	18	1,657
660-699	527	177	34	33	9	8	449	19	1,256
620-659	204	81	13	14	4	5	181	11	513
<620	89	64	14	16	5	5	154	18	365
No FICO available	286	117	47	25	15	5	920	30	1,445
FICO not required (1)	—	—	—	—	—	—	19,526	—	19,526
Total other consumer	$3,740	1,201	344	244	64	86	23,458	139	29,276
(continued on following page)
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	Term loans by origination year						Revolving loans	Revolving loans converted to term loans
(in millions)	2021	2020	2019	2018	2017	Prior			Total
December 31, 2021
By delinquency status:
Auto
Current-29 DPD	$29,246	12,412	8,476	3,271	1,424	714	—	—	55,543
30-89 DPD	289	260	218	106	60	78	—	—	1,011
90+ DPD	31	28	23	9	6	8	—	—	105
Total auto	$29,566	12,700	8,717	3,386	1,490	800	—	—	56,659
Other consumer
Current-29 DPD	$2,221	716	703	203	107	125	23,988	143	28,206
30-89 DPD	5	3	5	2	—	3	15	5	38
90+ DPD	1	1	2	1	—	1	13	11	30
Total other consumer	$2,227	720	710	206	107	129	24,016	159	28,274
By FICO:
Auto
740+	$12,029	5,127	4,009	1,566	672	245	—	—	23,648
700-739	4,899	2,233	1,519	572	237	112	—	—	9,572
660-699	4,953	2,137	1,251	451	190	106	—	—	9,088
620-659	3,991	1,453	800	298	135	95	—	—	6,772
<620	3,678	1,716	1,126	486	247	232	—	—	7,485
No FICO available	16	34	12	13	9	10	—	—	94
Total auto	$29,566	12,700	8,717	3,386	1,490	800	—	—	56,659
Other consumer
740+	$1,197	382	303	85	19	77	2,509	49	4,621
700-739	412	116	110	39	9	18	713	25	1,442
660-699	261	68	79	31	8	12	490	20	969
620-659	91	24	34	14	4	5	193	13	378
<620	31	17	29	14	5	7	160	16	279
No FICO available	235	113	155	23	62	10	1,236	36	1,870
FICO not required (1)	—	—	—	—	—	—	18,715	—	18,715
Total other consumer	$2,227	720	710	206	107	129	24,016	159	28,274
(1)Substantially all loans not requiring a FICO score are securities-based loans originated by the Wealth and Investment Management operating segment.
NONACCRUAL LOANS Table 5.12 provides loans on nonaccrual status. Nonaccrual loans may have an ACL or a negative allowance for credit losses from expected recoveries of amounts previously written off. Customer payment deferral activities in the residential mortgage portfolio instituted in response to the COVID-19 pandemic could continue to delay the recognition of nonaccrual loans for those residential mortgage customers who would have otherwise moved into nonaccrual status.
Table 5.12: Nonaccrual Loans

	Amortized cost				Recognized interest income
	Nonaccrual loans		Nonaccrual loans without related allowance for credit losses (1)		Year ended December 31,
(in millions)	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021	2022	2021
Commercial and industrial	$746	980	174	190	63	97
Commercial real estate	958	1,248	134	71	54	69
Lease financing	119	148	5	9	—	—
Total commercial	1,823	2,376	313	270	117	166
Residential mortgage	3,611	4,604	2,316	3,219	211	175
Auto	153	198	—	—	26	34
Other consumer	39	34	—	—	4	3
Total consumer	3,803	4,836	2,316	3,219	241	212
Total nonaccrual loans	$5,626	7,212	2,629	3,489	358	378
(1)Nonaccrual loans may not have an allowance for credit losses if the loss expectations are zero given the related collateral value.
LOANS IN PROCESS OF FORECLOSURE Our recorded investment in consumer mortgage loans collateralized by residential real estate property that are in process of foreclosure was $1.0 billion and $694 million at December 31, 2022 and 2021, respectively, which included $771 million and $583 million, respectively, of loans that are government insured/guaranteed. Under the Consumer Financial Protection Bureau guidelines, we do not commence the foreclosure process on residential mortgage loans until after the loan is 120 days delinquent. Foreclosure procedures and timelines vary depending on whether the property address resides in a judicial or non-judicial state. Judicial states require the foreclosure to be processed through the state’s courts while non-judicial states are processed without court intervention. Foreclosure timelines vary according to state law.
LOANS 90 DAYS OR MORE PAST DUE AND STILL ACCRUING  Certain loans 90 days or more past due are still accruing, because they are (1) well-secured and in the process of collection or (2) residential mortgage or consumer loans exempt under regulatory rules from being classified as nonaccrual until later delinquency, usually 120 days past due.
Table 5.13 shows loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.
Table 5.13: Loans 90 Days or More Past Due and Still Accruing

($ in millions)	Dec 31, 2022	Dec 31, 2021
Total:	$4,340	5,358
Less: FHA insured/VA guaranteed (1)	3,005	4,699
Total, not government insured/guaranteed	$1,335	659
By segment and class, not government insured/guaranteed:
Commercial and industrial	$583	206
Commercial real estate	134	29
Total commercial	717	235
Residential mortgage	28	49
Credit card	455	269
Auto	111	88
Other consumer	24	18
Total consumer	618	424
Total, not government insured/guaranteed	$1,335	659
(1)Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA
TROUBLED DEBT RESTRUCTURINGS (TDRs)  When, for economic or legal reasons related to a borrower’s financial difficulties, we grant a concession for other than an insignificant period of time to a borrower that we would not otherwise consider, the related loan is classified as a TDR, the balance of which totaled $9.2 billion and $10.2 billion at December 31, 2022 and 2021, respectively. We do not consider loan resolutions such as foreclosure or short sale to be a TDR. In addition, COVID-19-related modifications are generally not classified as TDRs due to the relief under the CARES Act and the Interagency Statement. For additional information on the TDR relief, see Note 1 (Summary of Significant Accounting Policies) in this Report.
We may require some consumer borrowers experiencing financial difficulty to make trial payments generally for a period of three to four months, according to the terms of a planned permanent modification, to determine if they can perform according to those terms. These arrangements represent trial modifications, which we classify and account for as TDRs. While loans are in trial payment programs, their original terms are not considered modified and they continue to advance through delinquency status and accrue interest according to their original terms.
Commitments to lend additional funds on loans whose terms have been modified in a TDR amounted to $434 million and $431 million at December 31, 2022 and 2021, respectively.
Table 5.14 summarizes our TDR modifications for the periods presented by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period. Loans that both modify and are paid off or written-off within the period, as well as changes in recorded investment during the period for loans modified in prior periods, are not included in the table.
Table 5.14: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
($ in millions)	Principal forgiveness	Interest rate reduction	Other concessions (2)	Total	Charge- offs (3)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (4)
Year Ended December 31, 2022
Commercial and industrial	$24	24	349	397	—	10.69%	$24
Commercial real estate	—	12	112	124	—	0.92	12
Lease financing	—	—	2	2	—	—	—
Total commercial	24	36	463	523	—	7.51	36
Residential mortgage	1	369	1,357	1,727	6	1.61	369
Credit card	—	311	—	311	—	20.33	311
Auto	2	7	63	72	16	4.33	7
Other consumer	—	19	3	22	1	11.48	19
Trial modifications (5)	—	—	228	228	—	—	—
Total consumer	3	706	1,651	2,360	23	10.14	706
Total	$27	742	2,114	2,883	23	10.02%	$742
Year Ended December 31, 2021
Commercial and industrial	$2	9	879	890	20	0.81%	$9
Commercial real estate	41	15	259	315	—	1.28	14
Lease financing	—	—	7	7	—	—	—
Total commercial	43	24	1,145	1,212	20	1.11	23
Residential mortgage	—	70	1,324	1,394	3	1.80	70
Credit card	—	106	—	106	—	19.12	106
Auto	1	4	131	136	54	3.82	4
Other consumer	—	18	1	19	—	11.83	18
Trial modifications (5)	—	—	(3)	(3)	—	—	—
Total consumer	1	198	1,453	1,652	57	12.01	198
Total	$44	222	2,598	2,864	77	10.84%	$221
Year Ended December 31, 2020
Commercial and industrial	$24	47	2,971	3,042	162	0.74%	$48
Commercial real estate	10	35	684	729	5	1.11	35
Lease financing	—	—	1	1	—	—	—
Total commercial	34	82	3,656	3,772	167	0.90	83
Residential mortgage	—	25	4,277	4,302	7	1.93	51
Credit card	—	272	—	272	—	14.12	272
Auto	4	6	166	176	93	4.65	6
Other consumer	—	23	34	57	1	8.28	23
Trial modifications (5)	—	—	3	3	—	—	—
Total consumer	4	326	4,480	4,810	101	11.80	352
Total	$38	408	8,136	8,582	268	9.73%	$435
(1)Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $445 million, $737 million, and $1.5 billion for the years ended December 31, 2022, 2021 and 2020, respectively.
(2)Other concessions include loans with payment (principal and/or interest) deferral, loans discharged in bankruptcy, loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate. The reported amounts include loans that are new TDRs that may have COVID-19-related payment deferrals and exclude COVID-19-related payment deferrals on loans previously reported as TDRs given limited current financial effects other than payment deferral.
(3)Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification.
(4)Recorded investment related to interest rate reduction reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.
(5)Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.
Table 5.15 summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted
TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

Table 5.15: Defaulted TDRs

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2022	2021	2020
Commercial and industrial	$55	132	677
Commercial real estate	14	34	128
Lease financing	—	1	1
Total commercial	69	167	806
Residential mortgage	142	13	46
Credit card	43	25	72
Auto	21	43	32
Other consumer	2	3	5
Total consumer	208	84	155
Total	$277	251	961